Commitments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) item shares
Business Acquisition [Line Items]
Maximum number of demands for registration of securities | item		2
Marketing fee (as a percent)	3.50%	3.50%
Marketing fee | $	$ 4,025,000
gross proceeds | $		$ 2,000,000
cash underwriting discount		2.0
Blocker Owner Consideration
Business Acquisition [Line Items]
Shares issued	2,274,934
Earnout Common Units
Business Acquisition [Line Items]
Shares issued	3,836,177
Over-allotment option
Business Acquisition [Line Items]
Granted Term		45 days
Number of units issued		1,500,000
gross proceeds | $		$ 2,300,000
Common Stock A | Blocker Owner Consideration
Business Acquisition [Line Items]
Shares issued	11,923,940
Common Stock A | Blocker Owner Earnout Shares
Business Acquisition [Line Items]
Shares issued	2,274,934
Business Combination Agreement | Flow Through Seller Consideration
Business Acquisition [Line Items]
Shares price | $ / shares	$ 10.00
Business Combination Agreement | Earnout Shares and Earnout Common Units | Fifth Anniversary
Business Acquisition [Line Items]
Shares price | $ / shares	$ 15.00
Trading days | D	20
Consecutive trading day | D	30
Earnout shares, percentage	50.00%
Business Combination Agreement | Earnout Shares and Earnout Common Units | Fifth Anniversary One
Business Acquisition [Line Items]
Shares price | $ / shares	$ 18.00
Trading days | D	20
Consecutive trading day | D	30
Earnout shares, percentage	50.00%